Segment reporting (Tables)	6 Months Ended
Mar. 31, 2023
Segment reporting
Summary of revenue from major product categories
	For the six months ended March 31,
	2023	2022
Activated carbon	$22,655,110	$13,515,814
Biomass electricity	20,007	68,242
Technical service	-	66,647
Total	$22,675,117	$13,650,703